Statement of Comprehensive Income/(Loss) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 89,943,794	$ 86,039,928	$ 60,897,330
Electric power purchases	(57,041,830)	(49,015,194)	(32,015,346)
Subtotal	32,901,964	37,024,734	28,881,984
Transmission and distribution expenses	(16,146,593)	(16,780,493)	(14,219,211)
Gross margin	16,755,371	20,244,241	14,662,773
Selling expenses	(7,350,973)	(7,813,882)	(5,486,265)
Administrative expenses	(3,837,222)	(4,341,342)	(3,851,179)
Other operating expense, net	(1,970,402)	(2,031,011)	(1,695,609)
Gain from interest in joint ventures	1,351	2,462	15,456
Operating profit (loss)	3,598,125	6,060,468	3,645,176
Agreement on the regularization of obligations	17,094,764	0	0
Financial income	1,208,970	1,033,000	697,814
Financial expenses	(6,762,351)	(7,652,701)	(3,952,282)
Other finance costs	(3,523,314)	(3,022,071)	(259,053)
Net finance costs	(9,076,695)	(9,641,772)	(3,513,521)
Monetary gain (RECPAM)	11,191,793	13,076,389	8,465,151
Profit before taxes	22,807,987	9,495,085	8,596,806
Income tax	(10,673,848)	(2,886,871)	(784,313)
Profit for the year	12,134,139	6,608,214	7,812,493
Other comprehensive income: Items that will not be reclassified to profit or loss
Results related to benefit plans	(7,328)	(8,670)	34,166
Tax effect of actuarial loss profit on benefit plans	2,198	2,600	(11,096)
Total other comprehensive results	(5,130)	(6,070)	23,070
Comprehensive income for the year attributable to:
Owners of the parent	12,129,009	6,602,144	7,835,563
Comprehensive profit for the year	$ 12,129,009	$ 6,602,144	$ 7,835,563
Basic and diluted earnings profit per share:
Basic and diluted earnings profit per share	$ 13.84	$ 7.42	$ 8.70